WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 66.0%
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,500,000	$1,848,660	(a)

Entertainment - 1.1%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	928,491	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	610,000	412,704	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	1,400,000	1,016,316	(a)
Banijay Entertainment SASU, Senior Secured Notes	5.375%	3/1/25	2,000,000	1,952,481	(a)

Total Entertainment				4,309,992

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	349,121	(a)

Media - 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	1,376,000	1,352,692	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	3,500,000	3,016,181	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	180,000	137,314	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,170,000	2,785,383	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	2,230,000	1,847,820
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	1,513,771
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,026,048	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	855,339	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	545,538	(a)

Total Media				13,080,086

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,800,000	$2,300,278	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	1,080,000	1,077,386	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	307,750	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	485,542
Sprint LLC, Senior Notes	7.875%	9/15/23	300,000	302,699
Sprint LLC, Senior Notes	7.125%	6/15/24	1,010,000	1,027,443

Total Wireless Telecommunication Services				5,501,098

TOTAL COMMUNICATION SERVICES				25,088,957

CONSUMER DISCRETIONARY - 16.9%
Automobile Components - 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	237,000	226,814
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,998,365	(a)

Total Automobile Components				2,225,179

Automobiles - 3.4%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	2,931,302
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	850,000	804,930
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	4,300,000	3,950,900
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,948,216
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,900,000	1,953,543
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,220,000	1,157,133	(a)

Total Automobiles				12,746,024

Distributors - 1.1%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,521,216	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,208,809	1,367,465	(a)(b)
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,378,213	(a)

Total Distributors				4,266,894

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.8%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	782,000	$743,710	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,253,810	(a)

Total Diversified Consumer Services				2,997,520

Hotels, Restaurants & Leisure - 9.4%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	2,610,000	2,665,389	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	2,380,000	2,487,017	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	1,000,000	915,470	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	1,130,000	1,215,986	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	2,129,543	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,000,000	1,881,321
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	940,435	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,453,588	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,694,659
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	1,220,000	1,308,987	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	520,000	488,104	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,200,000	1,017,168	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	4,860,000	4,588,993	(a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	473,298	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	1,220,000	1,119,550	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	2,480,000	2,640,654	(a)
Sands China Ltd., Senior Notes	4.300%	1/8/26	400,000	376,650
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000	722,342	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000		$524,378	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,660,000		1,577,924	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	2,480,000		2,613,474	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		89,037	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,090,000		2,018,452	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		185,332	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	700,000		624,645	(a)

Total Hotels, Restaurants & Leisure					35,752,396

Specialty Retail - 1.6%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	400,000		406,490	(a)
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000		432,692	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000		674,940	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000		1,436,160
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	381,269	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000		999,129	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	380,000		255,079	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	530,000		437,144	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000		502,346	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000		246,759	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	390,000		342,826	(a)

Total Specialty Retail					6,114,834

TOTAL CONSUMER DISCRETIONARY					64,102,847

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	$950,217	(a)

ENERGY - 10.9%
Energy Equipment & Services - 0.9%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000	1,255,440	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,550,000	2,314,457	(a)

Total Energy Equipment & Services				3,569,897

Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,637,000	3,463,515	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000	1,978,176	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	622,170	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	297,246	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,720,000	2,713,687	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,170,186
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,260,000	1,258,274	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	510,000	498,283	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	388,295
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	432,842	(a)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	1,154,136
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000	1,206,944	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,259,477	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	240,000	218,995

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.375%	4/15/27	1,380,000	$1,362,179	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,170,000	1,092,995	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,690,000	2,760,833	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	710,690	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,611,353	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	340,000	322,097
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	118,928
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,609,908
Permian Resources Operating LLC, Senior Notes	7.750%	2/15/26	1,200,000	1,214,802	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	414,931
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,089,500
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	1,110,000	1,191,862	(a)
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	2,000,000	2,098,908
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	840,000	807,416	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,860,000	2,735,064
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	96,433

Total Oil, Gas & Consumable Fuels				37,900,125

TOTAL ENERGY				41,470,022

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 5.9%
Banks - 0.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3mo. USD LIBOR + 2.931%)	5.875%	3/15/28	690,000	$625,312	(c)(d)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,711,065	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	610,000	607,195	(a)(c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	230,000	210,910	(c)(d)

Total Banks				3,154,482

Capital Markets - 0.8%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	2,340,000	1,415,700	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	27,000	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	200,000	9,000	*(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	210,000	9,450	*(a)(c)(e)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	496,779	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,062,200	(a)(c)(d)

Total Capital Markets				3,020,129

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,067,165	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 2.3%
Bread Financial Holdings Inc., Senior Notes	4.750%	12/15/24	1,500,000	$1,326,408	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,814,456	3,409,774	(a)(b)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,211,224	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,656,702	(a)

Total Financial Services				8,604,108

Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,692,592	(a)(b)

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	356,365	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	742,919	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,087,212	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,801,842	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				4,988,338

TOTAL FINANCIALS				22,526,814

HEALTH CARE - 4.7%
Health Care Providers & Services - 1.0%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	1,041,956	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	1,925,279	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	$493,140
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	1,980,000	356,400	(a)

Total Health Care Providers & Services				3,816,775

Pharmaceuticals - 3.7%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,325,384	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	64,509	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	836,390	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,260,000	593,655	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	872,970	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	1,200,000	865,963	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,580,000	1,121,855	*(a)(e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	860,000	880,577
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	4,890,000	4,585,774
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,662,961

Total Pharmaceuticals				13,810,038

TOTAL HEALTH CARE				17,626,813

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.7%
Bombardier Inc., Senior Notes	7.875%	4/15/27	3,320,000	3,314,060	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	669,549	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,450,466	(a)

Total Aerospace & Defense				6,434,075

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 2.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	$1,235,580	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./ Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,281,127	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,962,019
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,744,000	2,777,669
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	1,182,300	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,110,910	(a)

Total Commercial Services & Supplies				10,549,605

Construction & Engineering - 0.6%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,082,190	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,062,682	(a)

Total Construction & Engineering				2,144,872

Ground Transportation - 0.7%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	1,480,000	1,518,449	(a)
XPO Inc., Senior Notes	6.250%	5/1/25	1,266,000	1,254,505	(a)

Total Ground Transportation				2,772,954

Machinery - 0.5%
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	776,885	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,174,758	(a)

Total Machinery				1,951,643

Passenger Airlines - 4.8%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,390,408	(a)
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,090,000	3,402,875	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	924,857	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	1,960,245	(a)

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - continued
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	$907,437
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	3,870,000	3,609,041	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	790,500	790,184	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	984,000	994,021	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,960,000	1,981,391	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,874,199	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	356,200	345,669

Total Passenger Airlines				18,180,327

Trading Companies & Distributors - 1.3%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000	1,550,847	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	968,623
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,539,473	(a)

Total Trading Companies & Distributors				5,058,943

TOTAL INDUSTRIALS				47,092,419

INFORMATION TECHNOLOGY - 2.9%
Communications Equipment - 0.8%
CommScope Inc., Senior Notes	8.250%	3/1/27	1,030,000	797,366	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,110,000	1,705,822	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	335,107	(a)

Total Communications Equipment				2,838,295

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.6%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000	$390,280
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	830,000	729,881	(a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000	1,111,062	(a)

Total IT Services				2,231,223

Software - 1.0%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000	1,656,900	(a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,321,816	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	800,000	827,130	(a)

Total Software				3,805,846

Technology Hardware, Storage & Peripherals - 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	740,647	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,265,863	(a)

Total Technology Hardware, Storage & Peripherals				2,006,510

TOTAL INFORMATION TECHNOLOGY				10,881,874

MATERIALS - 3.1%
Chemicals - 0.0%††
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	150,545	123,447	(a)(b)

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	628,122	(a)

Containers & Packaging - 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,150,000	1,764,474	(a)(b)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,623,472	(a)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	$727,712	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	755,089	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	370,000	364,788

Total Containers & Packaging				5,235,535

Metals & Mining - 1.4%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	500,000	499,300	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,823,000	3,715,094	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,420,000	1,323,679	(a)

Total Metals & Mining				5,538,073

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	359,556

TOTAL MATERIALS				11,884,733

REAL ESTATE - 2.3%
Diversified REITs - 1.4%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	784,000	751,578
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	265,855
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,274,922
MPT Operating Partnership LP/ MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	629,220
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,757,918	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	795,468	(a)

Total Diversified REITs				5,474,961

Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	4.650%	3/15/24	852,000	835,859

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.7%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	$1,627,317	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	935,220	(a)

Total Real Estate Management & Development				2,562,537

TOTAL REAL ESTATE				8,873,357

TOTAL CORPORATE BONDS & NOTES (COST - $266,103,618)				250,498,053

SENIOR LOANS - 20.4%
COMMUNICATION SERVICES - 0.5%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	375,310	374,944	(d)(f)(g)

Media - 0.4%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.482%	5/18/29	1,611,900	1,587,722	(d)(f)(g)(h)

TOTAL COMMUNICATION SERVICES				1,962,666

CONSUMER DISCRETIONARY - 4.3%
Automobile Components - 0.9%
Clarios Global LP, Incremental Term Loan	—	4/17/30	780,000	779,672	(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	3/30/27	2,033,200	1,974,746	(d)(f)(g)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	1/31/28	597,800	544,449	(d)(f)(g)

Total Automobile Components				3,298,867

Diversified Consumer Services - 0.0%††
TruGreen LP, Second Lien Term Loan(3mo. USD LIBOR + 8.500%)	13.773%	11/2/28	210,000	141,750	(d)(f)(g)(h)

Hotels, Restaurants & Leisure - 1.2%
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.332%	2/6/30	1,500,000	1,496,767	(d)(f)(g)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.159%	3/8/24	661,300	603,436	(d)(f)(g)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	7.248%	1/2/25	866,462	853,465	(d)(f)(g)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.660%	11/10/28	1,372,804	$1,347,064	(d)(f)(g)(h)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	7.525%	5/29/26	500,000	499,948	(d)(f)(g)

Total Hotels, Restaurants & Leisure				4,800,680

Leisure Products - 1.1%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	7.910%	2/7/29	2,927,875	2,744,883	(d)(f)(g)(h)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 2.500%)	7.525%	5/30/28	1,429,313	1,392,35	1(d)(f)(g)

Total Leisure Products				4,137,234

Specialty Retail - 1.1%
Great Outdoors Group LLC, Term Loan B2 (1mo. USD LIBOR + 3.750%)	8.775%	3/6/28	586,568	582,904	(d)(f)(g)
PECF USS Intermediate Holding III Corp., Initial Term Loan (3 mo. USD LIBOR + 4.250%)	9.275%	12/15/28	1,698,500	1,407,547	(d)(f)(g)
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	8.563%	2/17/28	969,622	957,303	(d)(f)(g)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	11.025%	6/19/26	1,154,305	1,143,668	(d)(f)(g)

Total Specialty Retail				4,091,422

TOTAL CONSUMER DISCRETIONARY				16,469,953

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. USD LIBOR + 5.250%)	10.275%	12/23/28	948,000	492,960	(d)(f)(g)

FINANCIALS - 1.8%
Capital Markets - 0.2%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.659%	11/12/27	640,185	582,303	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 0.5%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. USD LIBOR + 6.750%)	11.909%	4/7/28	340,000	$316,270	(d)(f)(g)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.648%	4/9/27	595,408	576,662	(d)(f)(g)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	7.775%	1/26/28	1,075,683	1,073,079	(d)(f)(g)

Total Financial Services				1,966,011

Insurance - 1.1%
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.525%	2/15/27	795,400	762,391	(d)(f)(g)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	8.275%	7/31/27	862,400	799,160	(d)(f)(g)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.082%	8/19/28	835,800	779,233	(d)(f)(g)
Baldwin Risk Partners LLC, Term Loan B1(1mo. USD LIBOR + 3.500%)	8.448%	10/14/27	1,075,333	1,060,553	(d)(f)(g)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	8.982%	4/18/30	770,000	768,075	(d)(f)(g)(h)

Total Insurance				4,169,412

TOTAL FINANCIALS				6,717,726

HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.7%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	8.275%	10/23/28	2,920,500	2,838,770	(d)(f)(g)

Health Care Providers & Services - 1.9%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (1 mo. Term SOFR + 4.500%)	9.582%	11/15/28	817,950	676,175	(d)(f)(g)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.775%	2/18/27	1,661,360	1,368,197	(d)(f)(g)
Global Medical Response Inc., 2020 Term Loan (3 mo. USD LIBOR + 4.250%)	9.236%	10/2/25	1,190,863	743,461	(d)(f)(g)

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - continued
LifePoint Health Inc., First Lien Term Loan B	—	11/16/25	750,000	$707,392	(i)
One Call Corp., First Lien Term Loan B (3 mo. Term SOFR + 5.762%)	10.829%	4/22/27	2,161,500	1,585,093	(d)(f)(g)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	8.023%	12/11/26	820,000	798,647	(d)(f)(g)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.875%	6/26/26	1,895,102	1,212,865	(d)(f)(g)

Total Health Care Providers & Services				7,091,830

Life Sciences Tools & Services - 0.2%
Precision Medicine Group LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	8.159%	11/18/27	773,564	746,489	(d)(f)(g)(h)

Pharmaceuticals - 0.5%
Agiliti Health Inc., 2023 Term Loan B	—	3/11/30	460,000	457,413	(h)(i)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.998%	10/1/27	977,500	944,514	(d)(f)(g)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.525%	5/5/28	536,803	536,707	(d)(f)(g)

Total Pharmaceuticals				1,938,634

TOTAL HEALTH CARE				12,615,723

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.1%
Transdigm Inc., Term Loan I (3 mo. Term SOFR + 3.250%)	8.148%	8/24/28	426,491	426,634	(d)(f)(g)

Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.160%	7/26/28	1,629,375	1,544,998	(d)(f)(g)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 1.3%
CP Atlas Buyer Inc., Term Loan B (1 mo. Term SOFR + 3.600%)	8.582%	11/23/27	542,791	$494,570	(d)(f)(g)
Hunter Douglas Holding BV, Term Loan B1(3mo. Term SOFR+ 3.500%)	8.373%	2/26/29	2,898,100	2,637,271	(d)(f)(g)(h)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	8.025%	3/19/29	1,910,700	1,905,484	(d)(f)(g)

Total Building Products				5,037,325

Commercial Services & Supplies - 1.8%
DS Parent Inc., Term Loan B (3 mo. Term SOFR + 5.750%)	10.791%	12/8/28	1,600,658	1,572,646	(d)(f)(g)
LRS Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.364%)	9.347%	8/31/28	1,382,500	1,354,850	(d)(f)(g)(h)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.004%	4/11/29	470,000	421,473	(d)(f)(g)
Thermostat Purchaser III Inc., Delayed Draw Term Loan	—	8/31/28	353,081	340,723	(h)(j)
Thermostat Purchaser III Inc., Initial Term Loan (3 mo. USD LIBOR + 4.500%)	9.453%	8/31/28	2,268,416	2,189,021	(d)(f)(g)(h)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	9.025%	8/27/25	694,697	694,916	(d)(f)(g)

Total Commercial Services & Supplies				6,573,629

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.500%)	9.482%	4/5/29	1,246,121	1,205,316	(d)(f)(g)

Passenger Airlines - 1.6%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	8.369%	8/11/28	1,875,825	1,874,953	(d)(f)(g)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	1,618,249	1,679,047	(d)(f)(g)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 5.250%)	10.213%	6/21/27	688,500	717,520	(d)(f)(g)
United Airlines Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	8.770%	4/21/28	1,842,400	1,839,517	(d)(f)(g)

Total Passenger Airlines				6,111,037

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.4%
RR Donnelley & Sons Co., 2023 Replacement Term Loan	12.332-14.250%	3/17/28	1,560,000	$1,550,250	(d)(f)(g)

Total Industrials				22,449,189

INFORMATION TECHNOLOGY - 4.3%
Communications Equipment - 0.7%
CommScope Inc., Initial Term Loan (1mo. USD LIBOR + 3.250%)	8.275%	4/6/26	1,926,536	1,789,752	(d)(f)(g)
Global Tel Link Corp., First Lien Term Loan (1 mo. Term SOFR + 4.250%)	9.332%	11/29/25	1,060,319	932,667	(d)(f)(g)

Total Communications Equipment				2,722,419

IT Services - 1.3%
Amentum Government Services Holdings LLC, Term Loan 3	8.764-9.033%	2/15/29	1,940,313	1,867,551	(d)(f)(g)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	13.042%	4/27/29	990,000	607,860	(d)(f)(g)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.750%)	8.732%	11/20/28	2,192,250	2,177,639	(d)(f)(g)

Total IT Services				4,653,050

Software - 2.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.832%	10/8/28	2,494,800	2,415,278	(d)(f)(g)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	1,813,900	1,800,205	(d)(f)(g)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. Term SOFR + 7.000%)	11.696%	2/19/29	1,450,000	1,346,231	(d)(f)(g)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.030%	7/27/28	541,750	458,456	(d)(f)(g)
Magenta Buyer LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 8.250%)	13.530%	7/27/29	2,090,000	1,601,462	(d)(f)(g)
MRI Software LLC, Second Amendment Term Loan	10.601-10.659%	2/10/26	141,777	138,233	(d)(f)(g)(h)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - continued
MRI Software LLC, Term Loan B (3 mo. USD LIBOR + 5.500%)	10.659%	2/10/26	246,525	$240,362	(d)(f)(g)(h)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.850%)	8.832%	2/1/28	731,205	717,722	(d)(f)(g)

Total Software				8,717,949

TOTAL INFORMATION TECHNOLOGY				16,093,418

MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	968,209	843,666	(b)(d)(f)(g)(h)(k)

TOTAL SENIOR LOANS (Cost - $82,792,537)				77,645,301

ASSET-BACKED SECURITIES - 7.8%
AIMCO CLO, 2015-AA DR2 (3 mo. USD LIBOR + 3.050%)	8.310%	10/17/34	1,000,000	932,298	(a)(d)
Alinea CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 3.100%)	8.350%	7/20/31	1,000,000	924,427	(a)(d)
American Money Management Corp. CLO Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	11.070%	4/17/29	900,000	851,020	(a)(d)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. USD LIBOR + 3.375%)	8.395%	11/25/32	950,031	926,988	(d)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.471%	4/22/33	250,000	234,161	(a)(d)
Ares CLO Ltd., 2015-4A CR (3 mo. USD LIBOR + 2.650%)	7.910%	10/15/30	1,050,000	945,435	(a)(d)
Ares CLO Ltd., 2020-55A DR (3 mo. USD LIBOR + 3.150%)	8.410%	7/15/34	1,250,000	1,143,527	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	426,445	(a)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. USD LIBOR + 3.100%)	8.350%	10/20/34	400,000	366,989	(a)(d)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	11.650%	1/20/32	1,000,000	897,712	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.158%	4/20/35	1,350,000	1,240,562	(a)(d)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Bavarian Sky UK PLC, 2014-1A CR2 (3 mo. USD LIBOR + 3.630%)	8.880%	10/20/34	400,000	$352,551	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.705%	8/20/32	700,000	612,956	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	11.795%	4/19/34	160,000	145,346	(a)(d)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.350%)	11.610%	7/15/34	530,000	478,791	(a)(d)
Cathedral Lake Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	12.465%	4/25/34	250,000	233,206	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.660%	4/17/30	750,000	608,531	(a)(d)
Dryden CLO Ltd., 2018-64A D (3 mo. USD LIBOR + 2.650%)	7.912%	4/18/31	500,000	466,335	(a)(d)
Gilbert Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 2.950%)	8.210%	10/15/30	250,000	233,773	(a)(d)
Goldentree Loan Management US CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.850%)	8.100%	4/20/30	250,000	239,110	(a)(d)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. USD LIBOR + 2.700%)	7.960%	10/15/29	900,000	880,034	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	7.760%	4/15/31	700,000	605,478	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	10.210%	4/15/31	480,000	383,663	(a)(d)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.540%)	5.560%	3/25/36	1,726,808	916,957	(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.950%	1/20/33	920,000	870,221	(a)(d)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. USD LIBOR + 6.400%)	11.650%	4/20/34	500,000	447,155	(a)(d)
Magnetite Ltd., 2012-7A DR2 (3 mo. USD LIBOR + 4.500%)	9.760%	1/15/28	1,250,000	1,194,274	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	10.940%	10/15/31	290,000	260,714	(a)(d)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	550,000	514,859	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Midocean Credit CLO, 2017-7A D (3 mo. USD LIBOR + 3.880%)	9.140%	7/15/29	500,000	$444,443	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	7.900%	1/20/31	600,000	508,466	(a)(d)
Morgan Stanley ABS Capital Inc. Trust, 2005-NC2 M4 (1 mo. USD LIBOR + 0.915%)	5.935%	3/25/35	480,226	472,174	(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	8.380%	7/15/31	690,000	569,685	(a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	488,019	445,112	(a)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	314,832	292,593	(a)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	8.692%	10/13/31	510,000	451,721	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.386%	4/15/31	830,000	829,657	(a)(d)
Pulsar Funding LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	10.050%	1/20/33	500,000	469,099	(a)(d)
Saranac CLO Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	8.197%	6/22/30	1,140,000	980,939	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	12.500%	7/20/34	520,000	434,265	(a)(d)
Stratus CLO Ltd., 2022-2A E (3 mo. Term SOFR + 7.650%)	12.698%	7/20/30	1,500,000	1,422,073	(a)(d)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.788%	5/25/31	1,246,560	1,007,211	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	12.310%	4/15/35	900,000	777,907	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	8.080%	4/15/27	700,000	650,409	(a)(d)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	11.000%	4/15/27	650,000	538,920	(a)(d)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	12.200%	4/20/34	300,000	268,581	(a)(d)

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Voya CLO Ltd., 2020-3A DR (3 mo. USD LIBOR + 3.250%)	8.500%	10/20/34	500,000	$457,076	(a)(d)
Whitehorse Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	8.910%	10/15/31	250,000	224,928	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $32,117,779)				29,578,777

COLLATERALIZED MORTGAGE OBLIGATIONS (l) - 1.9%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. USD LIBOR + 0.205%)	5.050%	2/25/37	556,714	541,492	(a)(d)
CSMC Trust, 2015-2R 7A2	3.998%	8/27/36	2,138,901	1,644,672	(a)(d)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	5.928%	5/15/36	997,518	990,277	(a)(d)
Ellington Financial Mortgage Trust, 2020-1 B1	5.124%	5/25/65	810,000	772,105	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	7.320%	1/25/50	290,000	284,952	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	7.615%	10/25/50	285,388	290,030	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.865%	1/25/34	790,000	753,248	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.465%	1/25/34	114,803	113,953	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	826,133	(a)(d)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	8.300%	1/1/28	871,637	880,461	(a)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,562,789)				7,097,323

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	$509,320

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	740,520

FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	610,000	605,425
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	852,934

TOTAL FINANCIALS				1,458,359

INDUSTRIALS - 0.2%
Passenger Airlines - 0.2%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	750,000	612,000

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	410,000	365,720	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,585,858)				3,685,919

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	29,546
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	1,820,408	445,484
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	953,791	213,388

TOTAL SOVEREIGN BONDS (Cost - $1,723,668)				688,418

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

(Percentages shown based on Fund net assets)

SECURITY			SHARES/UNITS	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			282,728,964	$0	*(h)(k)(m)

Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			362	2,766
Permian Production Partners LLC			37,916	24,645	*(h)(k)

Total Oil, Gas & Consumable Fuels				27,411

TOTAL ENERGY				27,411

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	0	*(h)(k)(m)

TOTAL COMMON STOCKS (Cost - $2,316,805)				27,411

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $14,879)		5/28/28	15,540	3,086	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $397,217,933)				369,224,288

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $5,372,151)	4.808%		5,372,151	5,372,151	(n)(o)

TOTAL INVESTMENTS - 98.7% (Cost - $402,590,084)				374,596,439
Other Assets in Excess of Liabilities - 1.3%				5,103,743

TOTAL NET ASSETS - 100.0%				$379,700,182

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of April 30, 2023.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	All or a portion of this loan has not settled as of April 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(j)

All or a portion of this loan is unfunded as of April 30, 2023. The interest rate for fully unfunded term loans is to be determined. At April 30, 2023, the total principal amount and market value of unfunded commitments totaled $353,081 and $340,723, respectively.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2023, the total market value of investments in Affiliated Companies was $5,372,151 and the cost was $5,372,151 (Note 2).

Abbreviation(s) used in this schedule:
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

At April 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	63,126	USD	69,246	BNP Paribas SA	7/18/23	$630
USD	108,620	CAD	146,072	BNP Paribas SA	7/18/23	631
AUD	809,439	USD	544,238	Morgan Stanley & Co. Inc.	7/18/23	(6,781)

Net unrealized depreciation on open forward foreign currency contracts						$(5,520)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At April 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED) (DEPRECIATION)	UNREALIZED APPRECIATION
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	2.695%	5.000% quarterly	$104,229	$150,182	$(45,953)
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	0.734%	1.000% quarterly	10,621	(39,263)	49,884

Total	$2,760,000				$114,850	$110,919	$3,931

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	27

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	DEPRECIATION UNREALIZED
Beazer Homes USA Inc., 6.750%, due 3/15/25	$950,000	12/20/27	3.989%	5.000% quarterly	$(37,264)	$105,155	$(142,419)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	$950,000	6/20/27	3.714%	5.000% quarterly	$(43,283)	$(14,234)	$(29,049)
KB Home, 6.875%, due 6/15/27	1,338,000	12/20/27	2.005%	5.000% quarterly	(163,638)	(11,665)	(151,973)
NOVA Chemicals Corp., 4.875%, due 6/1/24	724,000	6/20/27	3.598%	5.000% quarterly	(35,821)	(14,997)	(20,824)
Xerox Corp., 3.800%, due 5/15/24	376,000	6/20/27	3.496%	1.000% quarterly	33,256	44,107	(10,851)

Total	$4,338,000				$(246,750)	$108,366	$(355,116)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Short Duration High Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

29

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$250,498,053	—		$250,498,053
Senior Loans:
Communication Services	—	374,944	$1,587,722		1,962,666
Consumer Discretionary	—	12,236,256	4,233,697		16,469,953
Consumer Staples	—	492,960	—		492,960
Financials	—	5,949,651	768,075		6,717,726
Health Care	—	11,411,821	1,203,902		12,615,723
Industrials	—	15,927,324	6,521,865		22,449,189
Information Technology	—	15,714,823	378,595		16,093,418
Materials	—	—	843,666		843,666
Asset-Backed Securities	—	29,578,777	—		29,578,777
Collateralized Mortgage Obligations	—	7,097,323	—		7,097,323
Convertible Bonds & Notes	—	3,685,919	—		3,685,919
Sovereign Bonds	—	688,418	—		688,418
Common Stocks:
Energy	$2,766	—	24,645		27,411
Materials	—	—	0	*	0	*
Warrants	—	3,086	—		3,086

Total Long-Term Investments	2,766	353,659,355	15,562,167		369,224,288

Short-Term Investments†	5,372,151	—	—		5,372,151

Total Investments	$5,374,917	$353,659,355	$15,562,167		$374,596,439

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,261	—		$1,261
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	49,884	—		49,884

Total Other Financial Instruments	—	$51,145	—		$51,145

Total	$5,374,917	$353,710,500	$15,562,167		$374,647,584

31

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,781	—	$6,781
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	45,953	—	45,953
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	355,116	—	355,116

Total	—	$407,850	—	$407,850

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2022		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Communication Services	—		—	—	—	—
Consumer Discretionary	$3,859,401		$1,751	$(2,356)	$(20,107)	—
Financials	2,777,724		1,259	(6,637)	97,403	$739,200
Health Care	741,551		1,141	59	9,568	490,944
Industrials	3,804,671		1,553	126	106,179	41,448
Information Technology	2,646,864		10,424	12,205	(47,323)	378,595
Materials	760,869		—	—	(3,769)	86,566
Common Stocks:
Energy	24,645		—	—	—	—
Materials	0	*	—	—	—	—

Total	$14,615,725		$16,128	$3,397	$141,951	$1,736,753

32

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2023		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2023[1]
Senior Loans:
Communication Services	—	$1,587,722	—	$1,587,722		—
Consumer Discretionary	$(952,056)	1,347,064	—	4,233,697		$(46,873)
Financials	(2,840,874)	—	—	768,075		28,825
Health Care	(39,361)	—	—	1,203,902		8,461
Industrials	(69,383)	2,637,271	—	6,521,865		106,179
Information Technology	(832,418)	—	$(1,789,752)	378,595		(146)
Materials	—	—	—	843,666		(3,769)
Common Stocks:
Energy	—	—	—	24,645		—
Materials	—	—	—	0	*	—

Total	$(4,734,092)	$5,572,057	$(1,789,752)	$15,562,167		$92,677

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

33

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended April 30, 2023. The following transactions were effected in such company for the period ended April 30, 2023.

	Affiliate Value at July 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2023
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,474,018	$96,949,934	96,949,934	$103,051,801	103,051,801	—	$193,186	—	$5,372,151

34